NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Anti-Dilutive Securities Excluded from Computation of Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	2,007,994	2,502,652
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		10 years
Preferred Stock [Member] | Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Total		2,650
Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Total	2,007,994	2,500,000